Offerings	Sep. 21, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% The Dow Chemical Co Notes Due September 15, 2031
Maximum Aggregate Offering Price	$ 1,570,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 216.82
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% The Dow Chemical Co Notes Due September 15, 2036
Maximum Aggregate Offering Price	$ 939,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 129.68
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.550% The Dow Chemical Co Notes Due September 15, 2056
Maximum Aggregate Offering Price	$ 1,218,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 168.21
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.